Other information about investments - Profit and loss and balance sheet related to the principal associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investments
Non-current assets	€ 76,746	€ 88,513
Total assets	109,648	123,440
Non-current liabilities	48,464	45,896
Total liabilities	72,155	75,540
Net equity	37,493	47,900	€ 51,073	€ 48,079
Book value of the investment	6,749	9,035	7,044
Revenues and other income	44,947	71,041	76,938
Operating profit (loss)	(3,275)	6,432	9,983
Finance income (expense)	(1,045)	(879)	(971)
Income (expense) from investments	(1,658)	193	1,095
Profit (loss) before income taxes	(5,978)	5,746	10,107
Income taxes	(2,650)	(5,591)	(5,970)
Net profit (loss)	(8,628)	155	4,137
Other comprehensive income (loss)	(2,780)	69	1,576
Total other comprehensive income (loss)	(11,408)	224	5,713
Net profit (loss) attributable to Eni	(8,635)	148	€ 4,126
Abu Dhabi Oil Refining Co
Disclosure of detailed information about investments
Current assets	1,391	4,659
- of which cash and cash equivalent	97	42
Non-current assets	17,938	18,868
Total assets	19,329	23,527
Current liabilities	4,897	8,470
- current financial liabilities	4,404	3,694
Non-current liabilities	2,757	912
- non-current financial liabilities	456	479
Total liabilities	7,654	9,382
Net equity	€ 11,675	€ 14,145
Eni's % of the investment	20.00%	20.00%
Book value of the investment		€ 2,829
Revenues and other income	€ 11,933	399
Operating expense	(12,370)	(357)
Depreciation, amortization and impairments	(851)	(335)
Operating profit (loss)	1,288	(293)
Finance income (expense)	(91)	(46)
Income (expense) from investments		282
Profit (loss) before income taxes	(1,379)	(57)
Income taxes	4	11
Net profit (loss)	(1,375)	(46)
Other comprehensive income (loss)	(1,101)	(59)
Total other comprehensive income (loss)	(2,476)	(105)
Net profit (loss) attributable to Eni	(275)	(9)
Dividends received from the associate		46
Angola LNG Ltd
Disclosure of detailed information about investments
Current assets	618	890
- of which cash and cash equivalent	428	653
Non-current assets	8,633	9,952
Total assets	9,251	10,842
Current liabilities	424	185
- current financial liabilities	101
Non-current liabilities	1,187	2,135
- non-current financial liabilities	999	1,943
Total liabilities	1,611	2,320
Net equity	€ 7,640	€ 8,522
Eni's % of the investment	13.60%	13.60%
Book value of the investment		€ 1,159
Revenues and other income	€ 976	1,552
Operating expense	(548)	(549)
Depreciation, amortization and impairments	(508)	(509)
Operating profit (loss)	80	494
Finance income (expense)	(96)	(151)
Profit (loss) before income taxes	(176)	343
Net profit (loss)	(176)	343
Other comprehensive income (loss)	(710)	162
Total other comprehensive income (loss)	(886)	505
Net profit (loss) attributable to Eni	(24)	47
Coral FLNG SA
Disclosure of detailed information about investments
Current assets	133	241
- of which cash and cash equivalent	83	240
Non-current assets	4,777	4,119
Total assets	4,910	4,360
Current liabilities	172	230
Non-current liabilities	4,186	3,722
- non-current financial liabilities	4,186	3,722
Total liabilities	4,358	3,952
Net equity	€ 552	€ 408
Eni's % of the investment	25.00%	25.00%
Book value of the investment		€ 102
Revenues and other income	€ 1
Operating profit (loss)	(1)
Finance income (expense)	(11)	(12)
Profit (loss) before income taxes	(10)	(12)
Income taxes	2	5
Net profit (loss)	(8)	(7)
Other comprehensive income (loss)	(48)	8
Total other comprehensive income (loss)	(56)	1
Net profit (loss) attributable to Eni	(2)	(2)
Other associates
Disclosure of detailed information about investments
Current assets	623	838
- of which cash and cash equivalent	303	91
Non-current assets	4,072	3,259
Total assets	4,695	4,097
Current liabilities	656	585
- current financial liabilities	263	63
Non-current liabilities	3,068	2,677
- non-current financial liabilities	2,928	2,515
Total liabilities	3,724	3,262
Net equity	971	835
Book value of the investment		264
Revenues and other income	954	818
Operating expense	(917)	(763)
Depreciation, amortization and impairments	(75)	(28)
Operating profit (loss)	38	27
Finance income (expense)	(13)	(2)
Income (expense) from investments	16	35
Profit (loss) before income taxes	(35)	60
Income taxes	(9)	(10)
Net profit (loss)	(44)	50
Other comprehensive income (loss)	(60)	5
Total other comprehensive income (loss)	(104)	55
Net profit (loss) attributable to Eni	(26)	22
Dividends received from the associate	€ 13	€ 15